UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

All Terrain Opportunity Fund
(Class A: TERAX)
(Class C: TERCX)
(Class I: TERIX)

SEMI-ANNUAL REPORT
April 30, 2015

All Terrain Opportunity Fund
A series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	13
Supplemental Information	20
Expense Example	22

This report and the financial statements contained herein are provided for the general information of the shareholders of the All Terrain Opportunity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.allterrainfunds.com

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC.

All Terrain Opportunity Fund Semi-Annual Report

TO OUR SHAREHOLDERS

From 11/3/2014 to 4/30/15, the All Terrain Opportunity Fund had a positive total return of 1.03% (TERAX) relative to our benchmark, the IQ Hedge Composite Beta, which was up 1.55%.  The fund is tracking very closely performance wise with our benchmark. However, we are continuing to improve our strategy in order to potentially produce attractive returns against our benchmark.  The fund has been taking a very balanced approach given the current conditions after a very sizable equity market rally over the last 3 years.  In addition, the strong dollar has been a detractor of performance for the All Terrain Opportunity Fund as some of our investment company positions have exposure to foreign currencies.  Our exposure to overseas markets has provided a boost to the fund’s performance as U.S. equity markets have remained subdued and choppy since the fund’s inception.

EQUITY STRATEGY

Our disciplined investment process combines in-depth and top-down research with momentum and trends to determine our equity allocation.  We evaluate equity markets all around the globe to determine where the best opportunities are located based on our process.  Europe and Japan are two of the areas that not only look attractive on a valuation standpoint but also have been very strong equity markets so far this year.  Our models dive deep into the economic data both domestically and abroad, which determine what percent of the fund’s allocation should be invested in equities.  When economic data and leading indicators are deteriorating, the All Terrain Opportunity Fund reduces exposure to equities in order to potentially preserve capital for investors.  In the opposite scenario, when the data is improving and leading indicators are strong, the fund will allocate more capital to equities.

Winners for the period include the Fund’s holdings - MFS International Value Fund (MINIX) and SPDR S&P 500 ETF Trust (SPY).  The MFS International Value fund had a nice run after the European Central Bank launched its own version of a Quantitative Easing program.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-(844)-441-4440.

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC.

The Euro weakened significantly against the U.S., which sparked a rally in European equities and SPY made new highs.

On the loss side, one of our worst individual equity performers was Alibaba (BABA).  After Alibaba reported its earnings in January, the stock took a dive down 8% as expectations were very high coming into the report.  Another position that reduced our performance was the Natixis ASG Managed Futures Strategy Fund (ASFYX), which was negatively affected by the global bond market selloff and from volatility in currency markets.

FIXED INCOME STRATEGY

Our focus on identifying trends and market fundamentals helps determine our selection of our fixed income managers for the All Terrain Opportunity Fund.  Since inception, we are seeking income in the very low interest rate environment that is currently occurring while attempting to generate strong risk adjusted rates of return for our investors.

The fund’s largest holding is the PIMCO Income Fund (PIMIX), which has provided an unconstrained strategy, which provided a steady stream of income. We believe this is a likely fit for the current market environment.  The Angel Oak Multi-Strategy Income Fund (ANGIX) is another piece of the fixed income sub-portfolio that has done very well despite the recent tick up in bond yields in the U.S. Treasury markets.

The Loomis Sayles Strategic Income Fund (NEZYX) holding decreased our performance and failed to generate the target return we expected from the All Terrain Opportunity Fund.   Due to the fact the U.S. dollar appreciated significantly against other foreign currencies, NEZYX underperformed.  For this reason, we continue to monitor the strength of the U.S. dollar to manage our exposure to foreign currency risks.

MARKET COMMENTARY

Our view at All Terrain Funds remains consistent with the belief that equity valuations in the U.S. are beginning to look expensive based on many different indicators that we take into consideration since valuations in ex-U.S equity markets look much more attractive. One such factor is that Global Fixed Income also is very expensive.  An example of this is that German bund yields were negative 7 years out on the curve, which is unprecedented when looking at fixed income markets.  There remains a great deal of uncertainty despite the flood of liquidity by central banks globally.  The Federal Reserve may raise interest this year, but with the recent economic slump in the U.S. data, our view is they may postpone any rate rises until 2016.  The U.S. dollar’s strength is something we are also monitoring very closely as the stronger currency dampens profitability of U.S. multinational companies, which makes it more difficult to sell products abroad.  While we are disappointed with the fund’s underperformance since inception, our mandate is to generate strong risk adjusted rates of return while minimizing the risk of capital loss.

CASTLE FINANCIAL & RETIREMENT PLANNING ASSOCIATES, INC.

BAUER CAPITAL MANAGEMENT, LLC.
Sincerely,

Al Procaccino	Korey Bauer
Portfolio Co-Manager	Portfolio Co-Manager
All Terrain Opportunity Fund	All Terrain Opportunity Fund

The views in this letter were as of 4/30/15 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Investment Considerations: There can be no assurance that the Fund will achieve its objective or that any strategy (risk management or otherwise) will be successful.

Foreign (Non-U.S.) Securities: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, foreign government intervention and adverse economic, political, diplomatic, financial and regulatory factors.

Emerging Markets: Potential risks include adverse political and legal developments affecting issuers located and/or doing business in foreign countries, currency risk that may result from unfavorable exchange rates, liquidity risk if decreased demand for a security makes it difficult to sell at the desired price, and risks that stem from substantially lower trading volume on foreign markets. These risks are generally greater for investments in emerging markets, which are also subject to greater price volatility, and custodial and regulatory risks.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 2.6%
	COMMUNICATIONS – 0.3%
900	Walt Disney Co.	$97,848

	CONSUMER DISCRETIONARY – 0.2%
1,000	Alibaba Group Holding Ltd. - ADR* 1	81,290

	CONSUMER STAPLES – 0.9%
900	CVS Health Corp.	89,361
800	Kimberly-Clark Corp.	87,752
1,000	PepsiCo, Inc.	95,120
1,000	Procter & Gamble Co.	79,510
		351,743
	FINANCIALS – 0.6%
1,000	Berkshire Hathaway, Inc. - Class B*	141,210
1,500	Marsh & McLennan Cos., Inc.	84,240
		225,450
	HEALTH CARE – 0.3%
1,000	Johnson & Johnson	99,200

	TECHNOLOGY – 0.3%
500	International Business Machines Corp.	85,645
1,000	Microsoft Corp.	48,640
		134,285
	TOTAL COMMON STOCKS (Cost $1,010,893)	989,816

	EXCHANGE-TRADED FUNDS – 11.4%
4,000	iShares 20+ Year Treasury Bond ETF	503,800
3,000	Powershares QQQ Trust Series 1	322,890
1,000	SPDR Gold Shares*	113,470
14,400	SPDR S&P 500 ETF Trust	3,002,688
6,000	WisdomTree Europe Hedged Equity Fund	385,560

	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,246,815)	4,328,408

	MUTUAL FUNDS – 78.5%
38,895	American EuroPacific Growth Fund - Class F2	1,991,421
247,526	Angel Oak Multi-Strategy Income Fund - Class Institutional	3,004,969
22,727	Cedar Ridge Unconstrained Credit Fund - Class Institutional	247,273
189,602	DoubleLine Flexible Income Fund - Class I	1,904,264
271,869	DoubleLine Total Return Bond Fund - Class I	2,990,559
138,732	Eaton Vance Bond Fund - Class I	1,492,758
93,197	Leader Total Return Fund - Class Institutional	998,136
251,432	Metropolitan West Unconstrained Bond Fund - Class I	3,002,099
28,856	MFS International Value Fund - Class I	1,087,586
245,607	Natixis Loomis Sayles Strategic Income Fund - Class Y	3,978,838

All Terrain Opportunity Fund
SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2015 (Unaudited)

Number of Shares		Value

	MUTUAL FUNDS (Continued)
743,159	PIMCO Income Fund - Class Institutional	$9,252,331

	TOTAL MUTUAL FUNDS (Cost $29,892,403)	29,950,234

Number of Contracts

	PURCHASED OPTIONS CONTRACTS – 0.1%
	PUT OPTIONS – 0.1%
	SPDR S&P 500 ETF Trust
75	Exercise Price: $209.00, Expiration Date: June 20, 2015	35,175

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $33,078)	35,175

Number of Shares

	SHORT-TERM INVESTMENTS – 6.4%
2,435,306	Fidelity Institutional Treasury Portfolio, 0.01%[2]	2,435,306

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,435,306)	2,435,306

	TOTAL INVESTMENTS –99.0% (Cost $37,618,495)	37,738,939
	Other Assets in Excess of Liabilities – 1.0%	398,959

	TOTAL NET ASSETS –100.0%	$38,137,898

ADR – American Depository Receipt
ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
SUMMARY OF INVESTMENTS
As of April 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Staples	0.9%
Financials	0.6%
Communications	0.3%
Health Care	0.3%
Technology	0.3%
Consumer Discretionary	0.2%
Total Common Stocks	2.6%
Exchange-Traded Funds	11.4%
Mutual Funds	78.5%
Purchased Options Contracts	0.1%
Short-Term Investments	6.4%
Total Investments	99.0%
Other Assets in Excess of Liabilities	1.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of April 30, 2015 (Unaudited)

Assets:
Investments, at value (cost $37,585,417)	$37,703,764
Purchased options contracts, at value (cost $33,078)	35,175
Receivables:
Securities sold	907,100
Dividends and interest	80,287
Prepaid expenses	32,053
Prepaid offering costs	18,593
Total assets	38,776,972

Liabilities:
Payables:
Investment securities purchased	537,066
Distribution fees - Class A and Class C (Note 8)	24,546
Advisory fees	21,917
Shareholder servicing fees (Note 7)	10,261
Fund accounting fees	10,076
Fund administration fees	8,996
Transfer agent fees and expenses	8,040
Auditing fees	7,446
Custody fees	3,610
Chief Compliance Officer fees	2,020
Trustees' fees and expenses	223
Accrued other expenses	4,873
Total liabilities	639,074

Net Assets	$38,137,898

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$38,165,197
Accumulated net investment loss	(182,753)
Accumulated net realized gain on investments, purchased options contracts and written
options contracts	35,010
Net unrealized appreciation on:
Investments	118,347
Purchased options contracts	2,097
Net Assets	$38,137,898

Class A Shares:
Net assets applicable to shares outstanding	$9,844,765
Number of shares issued and outstanding	393,409
Net asset value per share	$25.02
Maximum sales charge (5.75% of offering price)[1]	1.53
Maximum offering price to public	$26.55

Class C Shares:
Net assets applicable to shares outstanding	$28,192,065
Number of shares issued and outstanding	1,128,160
Net asset value per share	$24.99

Class I Shares:
Net assets applicable to shares outstanding	$101,068
Number of shares issued and outstanding	4,041
Net asset value per share	$25.01

[1]	No initial sales charge is applied to purchases of $1 million or more. On sales of $25,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF OPERATIONS
For the Period November 3, 2014* through April 30, 2015 (Unaudited)

Investment Income:
Dividends	$495,446
Interest	210
Total investment income	495,656

Expenses:
Advisory fees	251,802
Distribution fees - Class C (Note 8)	133,521
Fund administration fees	32,404
Fund accounting fees	29,423
Transfer agent fees and expenses	27,171
Registration fees	24,227
Offering costs	19,030
Shareholder servicing fees (Note 7)	11,153
Custody fees	10,206
Distribution fees - Class A (Note 8)	8,464
Legal fees	7,853
Auditing fees	7,446
Miscellaneous	4,493
Shareholder reporting fees	4,102
Trustees' fees and expenses	3,926
Chief Compliance Officer fees	3,619
Insurance fees	732
Total expenses	579,572
Advisory fees waived	(152,208)
Net expenses	427,364
Net investment income	68,292

Realized and Unrealized Gain (Loss) on Investments, Purchased Option Contracts and
Written Option Contracts:
Net realized gain (loss) on:
Investments	(145,188)
Purchased options contracts	1,476
Written options contracts	(4,269)
Net realized loss	(147,981)

Capital gain distributions from regulated investment companies	182,991

Net change in unrealized appreciation/depreciation on:
Investments	118,347
Purchased options contracts	2,097
Net change in unrealized appreciation/depreciation	120,444
Net realized and unrealized gain on investments, purchased option contracts
and written option contracts	155,454

Net Increase in Net Assets from Operations	$223,746

*	Commencement of operations.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period November 3, 2014*through April 30, 2015 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$68,292
Net realized loss on investments, purchased options contracts and written options
contracts	(147,981)
Capital gain distributions from regulated investment companies	182,991
Net change in unrealized appreciation/depreciation on investments and purchased
options contracts	120,444
Net increase in net assets resulting from operations	223,746

Distributions to Shareholders:
From net investment income:
Class A	(75,431)
Class C	(174,592)
Class I	(1,022)
Total distributions to shareholders	(251,045)

Capital Transactions:
Net proceeds from shares sold:
Class A	10,416,237
Class C	29,049,700
Class I	100,000
Reinvestment of distributions:
Class A	70,878
Class C	802
Class I	1,021
Cost of shares redeemed
Class A	(646,084)
Class C	(827,357)
Net increase in net assets from capital transactions	38,165,197

Total increase in net assets	38,137,898

Net Assets:
Beginning of period	-
End of period	$38,137,898

Accumulated net investment loss	$(182,753)

Capital Share Transactions:
Shares sold:
Class A	416,297
Class C	1,161,086
Class I	4,000
Shares reinvested:
Class A	2,828
Class C	32
Class I	41
Shares redeemed
Class A	(25,716)
Class C	(32,958)
Net increase from capital share transactions	1,525,610

*	Commencement of operations.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period November 3, 2014* through April 30, 2015 (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income[1]	0.12
Net realized and unrealized gain on investments	0.14
Total from investment operations	0.26

Less Distributions:
From net investment income	(0.24)
Total distributions	(0.24)

Net asset value, end of period	$25.02

Total return[2]	1.03%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$9,844,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.86%	[4]
After fees waived and expenses absorbed	1.95%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.09%	[4]
After fees waived and expenses absorbed	1.00%	[4]

Portfolio turnover rate	220%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $25,000 or more. If the sales charge was included, total returns would be lower.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
FINANCIAL HIGHLIGHTS
Class C

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period November 3, 2014* through April 30, 2015 (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income[1]	0.03
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.15

Less Distributions:
From net investment income	(0.16)
Total distributions	(0.16)

Net asset value, end of period	$24.99

Total return[2]	0.58%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$28,192,065

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.61%	[4]
After fees waived and expenses absorbed	2.70%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.66)%	[4]
After fees waived and expenses absorbed	0.25%	[4]

Portfolio turnover rate	220%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period November 3, 2014* through April 30, 2015 (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income[1]	0.15
Net realized and unrealized gain on investments	0.11
Total from investment operations	0.26

Less Distributions:
From net investment income	(0.25)
Total distributions	(0.25)

Net asset value, end of period	$25.01

Total return[2]	1.06%	[3]

Ratios and Supplemental Data:
Net assets, end of period	$101,068

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.60%	[4]
After fees waived and expenses absorbed	1.70%	[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.35%	[4]
After fees waived and expenses absorbed	1.26%	[4]

Portfolio turnover rate	220%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS
April 30, 2015 (Unaudited)

Note 1 – Organization
The All Terrain Opportunity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to provide capital appreciation with positive returns in all market conditions.  The Fund currently offers three classes of shares: Class A, Class C, and Class I.  The Fund commenced investment operations on November 3, 2014.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(c) Options
The Fund may write or purchase options contracts primarily to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.  The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Transactions in option contracts written for the period November 3, 2014 (commencement of operations) through April 30, 2015 were as follows:

	Number of Contracts	Premium Amount
Outstanding at November 3, 2014	-	$-
Options written	640	105,255
Options terminated in closing purchasing transactions	(640)	(109,524)
Options expired	-	-
Options exercised	-	-
Outstanding at April 30, 2015	-	$-

(d) Exchange Traded Funds (“ETFs”)
ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

(e) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The All Terrain Opportunity Fund incurred offering costs of approximately $37,623, which are being amortized over a one-year period from November 3, 2014 (commencement of operations).

(f) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period November 3, 2014 (commencement of operations) through April 30, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Castle Financial & Retirement Planning Associates, Inc. (“Castle Financial”), and Bauer Capital Management, LLC (“Bauer Capital”), who serve as co-investment advisors and construct the Fund’s portfolio (collectively referred to as the “Advisors”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisors at the annual rate of 1.50% of the Fund’s average daily net assets.  The Advisors have contractually agreed to waive their fee and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.95%, 2.70% and 1.70% of the average daily net assets of Class A, Class C and Class I Shares of the Fund, respectively.  Effective May 1, 2015, any such fee waiver or reimbursement of operating expenses will be borne 80% by Castle Financial and 20% by Bauer Capital. This agreement is in effect until March 1, 2016, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the period November 3, 2014 (commencement of operations) through April 30, 2015, the Advisors waived $152,208 of their fees. The Advisors may recover from the Fund fees and/or expenses previously waived and/or absorbed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense at which they were waived.  The Advisors are permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  At April 30, 2015, the amount of these potentially recoverable expenses was $152,208.  Until further notice, each of Castle Financial and Bauer Capital has agreed to voluntarily waive its right to be reimbursed by the Fund for any advisory fees waived and/or reimbursement of expenses.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period November 3, 2014 (commencement of operations) through April 30, 2015, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period November 3, 2014 (commencement of operations) through April 30, 2015, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2015, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$37,618,495
Gross unrealized appreciation	$253,855
Gross unrealized depreciation	(133,411)
Net unrealized appreciation on investments	$120,444

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 60 days of purchase. For the period November 3, 2014 (commencement of operations) through April 30, 2015, the Fund received $0 in redemption fees.

Note 6 - Investment Transactions
For the period November 3, 2014 (commencement of operations) through April 30, 2015, purchases and sales of investments, excluding short-term investments and options, were $96,824,550 and $61,529,251, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period November 3, 2014 (commencement of operations) through April 30, 2015, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C shares. Under the plan, the Funds pay to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares are not subject to any distribution or service fees under the Plan.

For the period November 3, 2014 (commencement of operations) through April 30, 2015, distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks*	$989,816	$-	$-	$989,816
Exchange-Traded Funds	4,328,408	-	-	4,328,408
Mutual Funds	28,045,970	1,904,264	-	29,950,234
Purchased Options Contracts	35,175	-	-	35,175
Short-Term Investments	2,435,306	-	-	2,435,306
Total Assets	$35,834,675	$1,904,264	$-	$37,738,939

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Note 11 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in options contracts during the period November 3, 2014 (commencement of operations) through April 30, 2015.

All Terrain Opportunity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
April 30, 2015 (Unaudited)

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Purchased Options Contracts	Written Options Contracts
Equity contracts	$1,476	$(4,269)
Total	$1,476	$(4,269)

The number of contracts is included on the Schedule of Investments.  The quarterly average volumes of derivative instruments as of April 30, 2015 are as follows:

Derivatives not designated as hedging instruments
Equity contracts	Purchased options contracts	Number of contracts	263
Equity contracts	Written options contracts	Number of contracts	(195)

Note 12 - Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreements
At an in-person meeting held on September 25, 2014, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (each an “Advisory Agreement”) between the Trust and each of Castle Financial & Retirement Planning Associates, Inc. (“Castle”) and Bauer Capital Management, LLC (“Bauer” and together with Castle, the “Investment Advisors”) with respect to the All Terrain Opportunity Fund series of the Trust (the “All Terrain Fund”) for initial two-year terms. In approving each Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that approval of the Advisory Agreement is in the best interests of the Fund and its shareholders.

Background
In advance of the meeting, the Board received information about the All Terrain Fund and each Advisory Agreement from the Investment Advisors and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included the following information with respect to each Investment Advisor: information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel who would be providing services to the All Terrain Fund and their compensation structure; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; performance information of a mutual fund for which Castle was serving as sub-advisor and which Castle managed using the strategies it and Bauer would use to manage the All Terrain Fund (the “Castle Fund”); and reports comparing the proposed advisory fee and the estimated total expenses of the All Terrain Fund to those of a group of comparable funds (the “Peer Group”) selected by Morningstar, Inc. from its Multialternative fund universe (the “Expense Universe”). The Board also considered information provided by representatives of the Investment Advisors at an in-person presentation. In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed Advisory Agreements.

In approving each Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
In reviewing the proposed Advisory Agreements, the Board discussed, among other things, the nature, extent and quality of the services to be provided by the Investment Advisors with respect to the All Terrain Fund. The Board considered the performance of the Castle Fund indicated by the Investment Advisor. The Board also considered the qualifications, experience and responsibilities of the personnel who would be involved in the activities of the All Terrain Fund and the respective roles of Castle and Bauer in managing the All Terrain Fund. The Board noted that Castle and Bauer would work collaboratively to make investment decisions for the All Terrain Fund, and that generally Castle would use fundamental analysis while Bauer would use quantitative methodologies and technical analysis. In addition, the Board considered the overall quality of the organizations and operations, and the compliance structure and compliance procedures of Castle and Bauer. Based on its review, the Board and the Independent Trustees concluded that each Investment Advisor would have the capabilities, resources and personnel necessary to manage the All Terrain Fund and that the Investment Advisor would provide the All Terrain Fund with a reasonable potential for good investment results.

All Terrain Opportunity Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the proposed annual investment advisory fees and estimated total annual expenses of the All Terrain Fund. With respect to the advisory fees proposed to be paid by the All Terrain Fund, the Board noted that the meeting materials indicated that the advisory fees (gross of fee waivers by the Investment Advisors) were higher than the Peer Group and Expense Universe medians by 0.35% and 0.45%, respectively. The Board considered, however, Castle’s belief that the best comparison for the All Terrain Fund’s advisory fees was the Castle Fund, and noted that the All Terrain Fund’s proposed advisory fee was the same as that of the Castle Fund. The Board also considered Castle’s assertions that three of the funds in the Peer Group are “funds of funds” that invest in affiliated funds, and that those funds had significantly lower advisory fees than the other funds in the Peer Group; and that of the 22 funds in the Peer Group, eight funds had the same or higher advisory fees than the proposed fees of the All Terrain Fund. The Board observed that the All Terrain Fund’s proposed advisory fee was higher than Castle’s standard fee for separate account clients, but the Board noted that Castle would oversee the All Terrain Fund’s compliance with certain requirements under the 1940 Act that do not apply to Castle’s other clients that are not registered under the 1940 Act. The Board also observed that the All Terrain Fund’s proposed advisory fee was the same as Bauer’s standard fee for separate account clients. Finally, the Board considered that in the first year of the All Terrain Fund’s operations Castle anticipated waiving all of its advisory fees, in addition to subsidizing certain fund expenses, and that Bauer anticipated waiving a significant portion of its advisory fees.

With respect to the All Terrain Fund’s total expenses, the Board observed that the proposed total expenses (net of fee waivers) were lower than the median total expenses of the funds in the Peer Group and slightly higher (by 0.03%) than the median of funds in the Expense Universe. The Board and the Independent Trustees concluded that the proposed compensation payable to each Investment Advisor under its Advisory Agreement would be fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the All Terrain Fund.

Profitability and Economies of Scale
The Board also considered information relating to the estimated profitability to each Investment Advisor of its relationship with the All Terrain Fund in its first year of operations taking into account estimated assets of $25 million. The Board observed that Castle did not anticipate earning any profits with respect to the All Terrain Fund during that year, and determined that the estimated profitability for Bauer was reasonable. The Board noted that the potential benefits received by each Investment Advisor as a result of its relationship with the All Terrain Fund (other than the advisory fees paid to the Investment Advisor), would include the benefits of any research provided by broker-dealers executing transactions on behalf of the Fund and the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board noted that during the All Terrain Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

Conclusion
Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Advisory Agreement is in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement.

All Terrain Opportunity Fund
EXPENSE EXAMPLE
For the Period Ended April 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance example is based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from November 3, 2014 (commencement of operations) to April 30, 2015.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested for the six month period from November 1, 2014 to April 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Performance**	11/3/14*	4/30/15	11/3/14* – 4/30/15
Class A	$1,000.00	$1,010.30	$9.61
Class C	1,000.00	1,005.80	13.28
Class I	1,000.00	1,010.60	8.37
Hypothetical (5% annual return before expenses)***	11/1/14	4/30/15	11/1/14 – 4/30/15
Class A	$1,000.00	$1,014.96	$9.74
Class C	1,000.00	1,024.52	13.55
Class I	1,000.00	1,016.20	8.48

All Terrain Opportunity Fund
EXPENSE EXAMPLE – Continued
For the Period Ended April 30, 2015 (Unaudited)

*	Commencement of operations.
**
Expenses are equal to the Fund’s annualized expense ratios of 1.95%, 2.70% and 1.70% for Class A, Class C and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 179/365 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

***
Expenses are equal to the Fund’s annualized expense ratios of 1.95%, 2.70% and 1.70% for Class A, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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All Terrain Opportunity Fund
A series of Investment Managers Series Trust II

Investment Co-Advisor
Castle Financial & Retirement Planning Associates, Inc.
2899 State Highway 35
 Hazlet, New Jersey 07730-1549

Investment Co-Advisor
Bauer Capital Management, LLC
2899 State Highway 35
 Hazlet, New Jersey 07730-1549

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine  04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
All Terrain Opportunity Fund – Class A	TERAX	461 41T 406
All Terrain Opportunity Fund – Class C	TERCX	461 41T 505
All Terrain Opportunity Fund – Class I	TERIX	461 41T 604

Privacy Principles of the All Terrain Opportunity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the All Terrain Opportunity Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at (844) 441-4440 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at (844) 441-4440 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund (toll-free) at (844) 441-4440. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

All Terrain Opportunity Fund
P.O. Box 2175
Milwaukee, WI 53201
(844) 441-4440

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/07/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President

Date	7/07/2015

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	7/07/2015